Fair Value (Tables)	6 Months Ended
Jun. 30, 2025
Fair Value [Abstract]
Schedule of Fair Value Hierarchy for those Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table presents the Group’s fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis at June 30, 2025 and December 31, 2024:

	Quoted Prices
	in Active
	Markets for	Significant	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Assets
Listed equity securities	$2,496	$-	$-	$2,496
Digital assets	5,157,645	-	-	5,157,645
	$5,160,141	$-	$-	$5,160,141
Liabilities
Embedded derivative liabilities (included in convertible debentures)	$-	$(4,951,923)	$-	$(4,951,923)
Obligation to deliver digital assets	(1,597,835)	-	-	(1,597,835)
	$(1,597,835)	$(4,951,923)	$-	$(6,549,758)
	Quoted Prices
	in Active
	Markets for	Significant	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Assets
Listed equity securities	$2,423	$-	$-	$2,423
	$2,423	$-	$-	$2,423
Liabilities
Embedded derivative liabilities (included in convertible debentures)	$-	$(558,000)	$-	$(558,000)
Warrant liabilities	(83,954)	(39,234)	-	(123,188)
	$(83,954)	$(597,234)	$-	$(681,188)